UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE 68137

(Address of principal executive offices)(Zip code)

Emile Moulineax

             Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

            (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

09/30

Date of reporting period: 6/30/11

Item 1.  Schedule of Investments.

GPS Multiple Strategy Fund
PORTFOLIO OF INVESTMENTS
June 30, 2011 (Unaudited)
Shares		Value
	COMMON STOCK - 0.2%
	RETAIL - 0.2%
240	Ulta Salon Cosmetics & Fragance, Inc. *	$ 15,499
	TOTAL COMMON STOCK (Cost - $12,914)	15,499
Contracts
	PURCHASED CALL OPTIONS - 2.5%
10	Apple, Inc.,
	Expiration January 2013, Exercise Price $330	57,250
10	Baidu, Inc.
	Expiration January 2013, Exercise Price $125	39,150
100	SPDR S&P 500 ETF Trust
	Expiration December 2013, Exercise Price $130	159,300
	TOTAL PURCHASED CALL OPTIONS (Cost - $209,742)	255,700

Shares
	SHORT-TERM INVESTMENTS - 97.4%
9,997,310	Highmark Diversified Money Market Fund, 0.02% **	9,997,310
	(Cost - $9,997,310)

	TOTAL INVESTMENTS - 100.1% (Cost - $10,219,966) (a)	$ 10,268,509
	LIABILITIES LESS ASSETS - (0.1%)	(3,856)
	NET ASSETS - 100.0%	$ 10,264,653

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 48,543
	Unrealized Depreciation:	-
	Net Unrealized Appreciation:	$ 48,543
* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2011.

GPS Multiple Strategy Fund
PORTFOLIO OF INVESTMENTS
June 30, 2011 (Unaudited)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of June 30, 2011 in valuing the fund's assets carried at fair value:
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 15,499	$ -	$ -	$ 15,499
Purchased Options	255,700	-	-	255,700
Money Market Funds	9,997,310	-	-	9,997,310
Total	$ 10,268,509	$ -	$ -	$ 10,268,509
The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

       */s/ Andrew Rogers

       Andrew Rogers, President

Date

8/26/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

       */s/ Andrew Rogers

        Andrew Rogers, President

Date

8/26/11

By (Signature and Title)

       */s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

8/26/11